Finance Income/(Costs), net	12 Months Ended
Dec. 31, 2024
Finance Cost Net [Abstract]
Finance Income/(Costs), net	Finance Income/(Costs), net
The following table shows the breakdown of finance income and costs:

	2024 $	2023 $	2022 $
For the years ended December 31,
Finance income
Interest income from financial assets	22,669	16,012	5,799
Total finance income	22,669	16,012	5,799
Finance costs
Contractual interest expense on notes payable	(684)	(1,422)	(212)
Interest expense on other borrowings	—	(363)	(1,759)
Interest expense on lease liability	(1,295)	(1,544)	(1,982)
Gain on forgiveness of debt	273	—	—
Gain/(loss) on foreign currency exchange	(25)	(94)	14
Total finance costs – contractual	(1,731)	(3,424)	(3,939)
Gain/(loss) from changes in fair value of warrant liability	—	33	6,740
Gain/(loss) from changes in fair value of preferred shares	(8,108)	2,617	130,825
Gain/(loss) from changes in fair value of convertible debt	—	—	(502)
Total finance income/(costs) – fair value accounting	(8,108)	2,650	137,063
Total finance costs - non cash interest expense related to sale of future royalties	(8,058)	(10,159)	—
Finance income/(costs), net	4,773	5,078	138,924